Short-term borrowings and convertible note (Tables)	12 Months Ended
Dec. 31, 2021
Short-term borrowings and convertible note
Short-term borrowings and convertible note

		As of December 31,
		2020	2021	2021
				US$
	Maturity Date	RMB	RMB	Note 2(e)

Short-term bank loan	within 12 months	830,000	936,207	146,911
Convertible note
(Note 14)	within 12 months	248,878	—	—
		1,078,878	936,207	146,911